Equity and Other Comprehensive Income (Loss) - Summary of Other Reserves (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Reserves [Line Items]
Opening balance	kr 965	kr (334)
Translation reserves
Total other comprehensive income (loss), net of tax	(3,590)	100	kr (2,799)
Total comprehensive income (loss)	(1,750)	(6,176)	(35,232)
Closing balance	2,292	965	(334)
Translation reserves [member]
Other Reserves [Line Items]
Opening balance	893	(1,131)
Translation reserves
Changes in translation reserves	2,020	1,988
Reclassification to the income statement	54	36
Total other comprehensive income (loss), net of tax	2,074	2,024
Total comprehensive income (loss)	2,074	2,024
Closing balance	2,967	893	(1,131)
Cash flow hedge reserve [member]
Items that have been or may be reclassiﬁed to proﬁt or loss
Cash flow hedges	(290)
Translation reserves
Tax on items that have been or may be reclassified to profit or loss	60
Total other comprehensive income (loss), net of tax	(230)
Total comprehensive income (loss)	(230)
Closing balance	(230)
Revaluation of borrowings [member]
Other Reserves [Line Items]
Opening balance	72	(91)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	(651)	207
Tax on items that will not be reclassified to profit or loss	134	(44)
Translation reserves
Total other comprehensive income (loss), net of tax	(517)	163
Total comprehensive income (loss)	(517)	163
Closing balance	(445)	72	(91)
Other reserves [member]
Other Reserves [Line Items]
Opening balance	965	(1,222)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	(651)	207
Tax on items that will not be reclassified to profit or loss	134	(44)
Items that have been or may be reclassiﬁed to proﬁt or loss
Cash flow hedges	(290)
Translation reserves
Changes in translation reserves	2,020	1,988
Reclassification to the income statement	54	36
Tax on items that have been or may be reclassified to profit or loss	60
Total other comprehensive income (loss), net of tax	1,327	2,187	(3,193)
Total comprehensive income (loss)	1,327	2,187	(3,193)
Closing balance	kr 2,292	kr 965	kr (1,222)